Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Leases - Operating Leases

Year ending December 31,	Amount
2024	$44,459
2025	38,362
2026	38,251
2027	37,463
2028	36,981
2029 and thereafter	149,435
Total	$344,951
Operating lease liabilities, including current portion	$270,738
Discount based on incremental borrowing rate	$74,213

Leases - Finance Leases

Year ending December 31,	Amount
2024	$86,159
2025	122,290
2026	36,535
2027	36,108
2028	35,812
2029 and thereafter	329,157
Total	$646,061
Finance lease liabilities, including current portion (see Note 11– Borrowings)	$468,414
Discount based on incremental borrowing rate	$177,647